Note 5 - Discontinued Operations - Net (Loss) Earnings from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Revenue	$ 900,141	$ 721,262
Production costs	487,676	409,967
Earnings from mine operations	291,960	215,485
Exploration and development costs	26,082	31,537
Other operating expenses	(12,759)	(11,862)
Earnings (loss) from operations	333,915	43,914
Other non-operating (income) expenses	23,493	6,247
Finance costs	4,762	13,818
Net (loss) earnings before income tax	402,934	23,849
Net (loss) earnings from discontinued operations	(828,717)	392,398
Kumtor Gold Company (KGC) and Kumtor Operating Company (KOC) [Member] | Discontinued operations [member]
Statement Line Items [Line Items]
Revenue	264,159	988,947
Production costs	72,613	202,191
Depreciation	57,912	209,476
Standby costs	0	6,728
Earnings from mine operations	133,634	570,552
Revenue-based taxes	36,984	138,493
Exploration and development costs	8,826	15,905
Other operating expenses	3,380	21,852
Loss on the change of control of the Kumtor Mine	926,350	0
Earnings (loss) from operations	(841,906)	394,302
Other non-operating (income) expenses	(13,290)	781
Finance costs	101	1,123
Net (loss) earnings before income tax	(828,717)	392,398
Net (loss) earnings from discontinued operations	$ (828,717)	$ 392,398